The repurchase aims to (1) maximize the generation of value for shareholders through an efficient management of the capital structure; and (2) enable the payment of administrators, management level employees and other employees of the Bank and of companie (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders Equity
Treasury shares at beginning of the period	18,829	16,702	13,317
Shares Acquisitions	91	5,052	6,465
Payment - Share-based compensation	(3,165)	(2,925)	(3,080)
Treasury shares at end of the period	15,755	18,829	16,702
Balance of Treasury Shares in thousand of reais	R$ 711,268	R$ 789,587	R$ 679,364
Emission Costs in thousands of Reais	1,771	1,771	1,771
Balance of Treasury Shares in thousands of reais	R$ 713,039	R$ 791,358	R$ 681,135
Minimum cost	R$7.55	R$7.55	R$7.55
Weighted average cost	R$33.86	R$33.24	R$28.59
Minimum cost	R$49.55	R$49.55	R$43.84
Share Price	R$29.98	R$44.83	R$42.70